Offerings - Offering: 1	Sep. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 Par Value
Amount Registered | shares	3,562,465
Proposed Maximum Offering Price per Unit	17.08
Maximum Aggregate Offering Price	$ 60,846,902.20
Fee Rate	0.01531%
Amount of Registration Fee	$ 9,315.66
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock. (2) As described in the Explanatory Note to the Registration Statement, represents 2,300,000 New Shares and 1,262,465 Carryover Shares available for issuance under the Plan. (3) Estimated in accordance with the provisions of Rule 457(c) and Rule 457(h) promulgated under the Securities Act solely for the purpose of calculating the registration fee, the offering price is equal to the average of the high and low sale prices of Common Stock as of September 2, 2025 as reported on The Nasdaq Global Select Market.